Senior Unsecured Bond - Schedule of Breakdown of Senior Unsecured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
2017 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	$ 100,000	$ 100,000
2020 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Less deferred financing costs	(1,645)	(1,842)
Total	$ 98,355	$ 98,158